Submission	Oct. 17, 2025
Submission [Line Items]
Central Index Key	0000911216
Registrant Name	Palatin Technologies, Inc.
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES
Issuer Name	Palatin Technologies, Inc.